Cash and cash equivalents (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Short-term deposits	€ 3,514	€ 12,584,892
Total Cash at banks	15,412,638	13,665,102
Total cash and cash equivalents	15,416,152	26,249,995	€ 72,360,428	€ 25,968,681
U.S. Dollars
Statement [Line Items]
Short-term deposits	3,514	12,584,892
Total Cash at banks	13,336,087	7,612,467
Euro
Statement [Line Items]
Total Cash at banks	€ 2,076,551	€ 6,052,636